787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 18, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust
Securities Act File No. 033-52742
Investment Company Act File No. 811-07238

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission Post-Effective Amendment No. 108 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 109 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The SA American Funds® VCP Managed Asset Allocation Portfolio (the “Portfolio”) is a series of the Registrant. The purpose of the Amendment is to reflect a change in the master fund in which the Portfolio invests all or substantially all of its assets from the American Funds Insurance Series® (“AFIS”) Managed Risk Asset Allocation Fund to the AFIS Managed Risk Growth-Income Fund (the “Master Managed Risk Growth-Income Fund”). The Master Managed Risk Growth-Income Fund pursues its investment objectives by investing in shares of two underlying funds, the AFIS – Growth-Income Fund and the AFIS – Bond Fund. As a result of the change in the Portfolio’s master fund, the Amendment also reflects a change in the name of the Portfolio from SA American Funds® VCP Managed Asset Allocation Portfolio to SA American Funds VCP Managed Allocation Portfolio, a change in the Portfolio’s investment objective, certain changes to the Portfolio’s principal investment strategies and principal investment techniques and corresponding changes to the Portfolio’s risks. The Portfolio will compare its performance to the S&P 500 Managed Risk Index – Moderate.

It is proposed that the Amendment will become effective on December 17, 2018 pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     FRANKFURT     BRUSSELS     MILAN     ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher Tafone, Esq., SunAmerica Asset Management, LLC
Edward Gizzi, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP